INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Summary of expected tax expense

For the Year Ended December 31,	2016		2015
Tax expense (benefit) at the statutory rate		$(157,000)		$(225,000)
State income taxes, net of federal income tax benefit		(17,000)		(24,000)
Change in valuation allowance		174,000		249,000
Total	$	---	$	---

Summary of deferred tax asset
	December 31, 2016		December 31, 2015
Deferred tax assets		$888,000		$715,000
Valuation allowance		(888,000)		(715,000)
Net deferred tax asset	$	---	$	---